Revenue	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Revenue

Note 16 — Revenue

Revenue	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024
	EUR	EUR
Revenue recognized at time of transaction
Player transfers	115,656	249,963
Ticketing
Store	1,990	5,805
Short-term leases for non-volley events	-	-
Revenue recognized over time
Sponsorships	66,678	141,457
Youth league	57,072
Others	32,134	63,736
Total revenue	273,530	460,961

Revenue – related parties	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024
	EUR	EUR
Revenue recognized at time of transaction
Player transfers	-	-
Ticketing	-	-
Store	-	-
Subsidies, grants and donations	-	-
Short-term leases for non-volley events	-	-
Revenue recognized over time	-	-
Sponsorships	-	7,391
Youth league	-	-
Others	-	23,848
Total revenue – related parties	-	31,239

For the six months ended June 30, 2025, all revenue was generated from sales transactions with independent third parties totaling EUR273,530 and with related parties totaling Nil. Comparatively, for the same period in 2024, revenue from independent third parties amounted to EUR460,961, while revenue from related parties amounted to EUR31,239. For both periods, the Company mainly generated revenues from advertising and sponsorships,, ticketing revenues and player transfer fees. They also generated revenues from training fees and youth leagues. Other revenues are mainly comprised of facility space rented out for other events, media rights, parking and marketing contracts.

One customer accounted for over 10% of the Company’s total revenue for the six months ended June 30, 2025, representing 37% of the Company’s total revenue for that period. Trade receivables from this customer was EUR 60,821 as of June 30, 2025.

For the six months ended June 30, 2024, one customer accounted for over 10% of the Company’s total revenue for the six months ended June 30, 2024, representing 40% of the Company’s total revenue.

As of and for the six months ended June 30, 2025, the Company’s top five customers and associated trade receivables were as follows

Customer	Revenue	Associated Trade Receivables
	EUR	EUR
Football Club Vardar AD Skopje	99,846	60,821
Calcagni SRL	22,238	8,880
Un Attimo in Forma	21,132	-
United media SARL	14,121	-
Association Development Center for Youth, Belgrade, Serbia,	9,985	-
Total	167,322	69,701

As of and for the six months ended June 30, 2024, the Company’s top five customers and associated trade receivables were as follows

Customer	Revenue	Associated Trade Receivables
	EUR	EUR
LLC FC Polissia	200,019	-
FK Shkendija Tetovo	49,944	8,880
United Media Sarl	24,005	-
Bertele’ eu SRL	21,969	7,808
Delta Bet Skopje	15,891	-
Total	311,828	16,688

Customer related parties
Edimen Srl	28,452	3,758
Circuito Lombardia	2,787	-
Total	31,239	3,758

Revenue by Geographic Region

Region	Revenue for the six months ended June 30, 2025	Revenue for the six months ended June 30, 2024
	EUR	EUR
Italy	126,887	194,444
North Macedonia	146,643	297,756
Total	273,530	492,200